Real Estate and Real Estate-Related Intangibles (Intangibles) (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 13, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Real estate-related intangible assets, net (refer to Note 4)		$ 138,725	$ 32,680
Real estate-related intangible liabilities, net		57,959	0
Ground lease income
Finite-Lived Intangible Assets [Line Items]
Intangible liabilities, accumulated amortization		400
Amortization of intangible liabilities		400
Above-market lease assets, net
Finite-Lived Intangible Assets [Line Items]
Real estate-related intangible assets, net (refer to Note 4)		77,197	0
Intangible assets, accumulated amortization		900
Above-market lease assets, net | Ground lease income
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets		(900)
In-place lease assets, net
Finite-Lived Intangible Assets [Line Items]
Real estate-related intangible assets, net (refer to Note 4)		35,744	0
Intangible assets, accumulated amortization		2,200
In-place lease assets, net | Depreciation and amortization
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets		2,200
Below-market lease
Finite-Lived Intangible Assets [Line Items]
Real estate-related intangible assets, net (refer to Note 4)		25,784	0
Intangible assets, accumulated amortization		700
Annual payments to third-party owner of the property		400
Below-market lease | Real estate expense
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets		700
Lease incentives, net
Finite-Lived Intangible Assets [Line Items]
Real estate-related intangible assets, net (refer to Note 4)		0	32,545
Intangible assets, accumulated amortization			2,100
Lease incentives, net | Ground lease income
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 100		400	$ 300
Other intangible assets, net
Finite-Lived Intangible Assets [Line Items]
Real estate-related intangible assets, net (refer to Note 4)		$ 0	$ 135